Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.0%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.320%	400,000	399,999
Total Floating Rate Notes (Cost $400,000)			399,999

Municipal Bonds 100.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.1%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,198,321
Subordinated Series 2014A
01/01/2034	5.000%	1,000,000	1,033,061
Subordinated Series 2019A
01/01/2033	5.000%	7,030,000	7,741,508
01/01/2049	5.000%	2,095,000	2,239,382
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2025	5.000%	2,100,000	2,202,466
01/01/2035	5.000%	2,295,000	2,455,722
01/01/2044	5.000%	5,000,000	5,259,746
01/01/2049	5.000%	5,000,000	5,226,853
Total			29,357,059
Assisted Living 0.4%
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	3,000,000	2,550,000
Charter Schools 6.3%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	1,755,000	1,668,675
07/01/2047	4.250%	1,000,000	890,612
07/01/2052	4.375%	2,255,000	2,014,027
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	505,372
07/01/2045	5.000%	2,070,000	2,079,534
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,539,640
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,560,075
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2050	5.375%	3,600,000	3,705,148
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,325,861
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,161,944
07/01/2056	4.000%	1,080,000	876,797
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,699,601
City of Minneapolis(e)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,873,062
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	3,585,000	3,062,106
07/01/2056	4.000%	1,170,000	979,242
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	416,445
07/01/2055	5.000%	1,410,000	1,275,192
Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	2,001,027
06/15/2054	5.000%	1,000,000	993,612
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	379,184
12/01/2050	4.000%	550,000	496,526
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,150,000	964,146
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,500,000	1,483,088
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	2,000,000	1,808,937
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	925,586
09/01/2047	4.125%	1,400,000	1,221,419
Series 2021
09/01/2026	2.000%	355,000	325,968
09/01/2031	4.000%	350,000	343,832
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	194,913
03/01/2043	4.625%	1,000,000	927,315
Housing & Redevelopment Authority of The City of St. Paul(e)
Revenue Bonds
Minnesota Math & Science Academy
Series 2021
06/01/2041	4.000%	1,120,000	921,844
06/01/2051	4.000%	1,250,000	941,272
06/01/2056	4.000%	1,080,000	791,292
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	660,776
08/01/2046	4.250%	2,935,000	2,590,920
Total			44,604,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	969,667
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	511,519
Total			1,481,186
Higher Education 7.6%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,200,984
12/01/2040	5.000%	1,350,000	1,397,133
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	512,544
03/01/2039	4.000%	500,000	511,441
03/01/2040	4.000%	1,000,000	1,021,853
03/01/2047	4.000%	2,500,000	2,512,905
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,193,249
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,071,210
Macalester College
Series 2017
03/01/2029	5.000%	150,000	165,294
03/01/2030	5.000%	175,000	193,380
03/01/2042	4.000%	900,000	912,121
03/01/2048	4.000%	600,000	595,409
Series 2021
03/01/2040	3.000%	365,000	322,295
03/01/2043	3.000%	325,000	277,106
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	582,238
10/01/2038	4.000%	920,000	922,267
10/01/2045	5.000%	2,500,000	2,648,349
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	785,873
12/01/2032	5.000%	1,000,000	1,060,946

2	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,516,672
10/01/2035	4.000%	500,000	505,151
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	801,375
04/01/2039	4.000%	2,000,000	2,053,140
Series 2017A
10/01/2035	4.000%	800,000	831,022
10/01/2037	4.000%	750,000	777,658
Revenue Bonds
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	1,003,994
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	352,755
12/01/2032	4.000%	350,000	351,598
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	396,202
10/01/2032	5.000%	645,000	689,814
10/01/2033	5.000%	350,000	374,350
10/01/2034	5.000%	380,000	406,175
St. Olaf College
Series 2021
10/01/2046	4.000%	1,750,000	1,733,427
10/01/2050	4.000%	1,600,000	1,571,729
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,380,605
10/01/2041	4.000%	1,000,000	1,015,115
10/01/2044	4.000%	2,750,000	2,758,157
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,762,794
Series 2016A
04/01/2034	5.000%	1,855,000	2,011,776
Series 2019A
04/01/2036	5.000%	1,300,000	1,460,228
04/01/2037	5.000%	2,000,000	2,243,857
04/01/2038	5.000%	4,945,000	5,539,826
Total			53,424,017
Hospital 18.8%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	458,189
05/01/2051	5.000%	1,500,000	1,367,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	400,461
04/01/2024	4.000%	745,000	745,636
04/01/2026	4.000%	500,000	500,086
04/01/2031	4.000%	1,450,000	1,424,164
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	10,509,020
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,059,766
09/01/2035	4.000%	1,500,000	1,502,169
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,234,352
11/15/2044	5.000%	6,475,000	6,805,724
Series 2018A
11/15/2033	5.000%	2,920,000	3,188,531
Revenue Bonds
Allina Health Systems
Series 2021
11/15/2040	4.000%	1,000,000	1,015,606
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	7,011,569
11/15/2038	4.000%	3,630,000	3,630,867
11/15/2048	4.000%	2,000,000	1,940,165
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,799,727
04/01/2041	5.000%	675,000	703,155
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	12,255,000	14,798,903
Series 2022
11/15/2057	5.000%	2,500,000	2,783,630
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,036,527

Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,464,725
Series 2016A
05/01/2028	5.000%	1,745,000	1,880,841
05/01/2037	4.000%	3,175,000	3,177,222
05/01/2046	5.000%	3,500,000	3,685,982
Series 2019
05/01/2048	5.000%	5,000,000	5,378,923
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2026	4.000%	1,445,000	1,482,930
03/01/2037	4.000%	7,660,000	7,352,047
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	5,000,000	5,054,579
02/15/2043	5.000%	1,615,000	1,758,799
02/15/2048	4.250%	1,000,000	1,004,645
02/15/2048	5.000%	1,300,000	1,405,629
02/15/2058	5.000%	6,000,000	6,457,399
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	343,333
06/15/2038	4.000%	375,000	365,598
06/15/2039	4.000%	225,000	217,930
Duluth Economic Development Authority(f)
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,535,773
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2030	5.000%	1,825,000	1,988,436
11/15/2034	5.000%	1,900,000	2,059,129
11/15/2036	4.000%	1,200,000	1,203,989
11/15/2037	4.000%	600,000	601,151
11/15/2043	4.000%	3,000,000	2,946,593
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,173,423
07/01/2035	4.000%	10,630,000	10,692,587
Total			133,147,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 3.2%
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	254,764
12/01/2025	5.000%	400,000	407,180
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	264,251
10/01/2033	5.000%	250,000	264,131
Series 2014A
10/01/2035	5.000%	1,000,000	1,055,321
Revenue Bonds
Series 2016
10/01/2041	4.000%	1,000,000	1,031,241
10/01/2047	5.000%	500,000	536,232
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	227,873
01/01/2035	5.000%	170,000	184,315
01/01/2036	5.000%	180,000	195,075
01/01/2041	5.000%	400,000	431,876
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	346,546
01/01/2031	5.000%	460,000	468,857
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,073,598
01/01/2041	5.000%	2,550,000	2,725,764
01/01/2046	5.000%	2,000,000	2,127,848
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,097,268
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,013,562
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,076,484
Total			22,782,186

4	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 2.3%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,762,889
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	812,449
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,054,139
02/01/2042	4.000%	5,250,000	5,283,577
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	460,863
05/01/2031	4.000%	450,000	460,087
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	541,046
02/01/2038	4.000%	1,000,000	1,049,038
02/01/2039	3.000%	565,000	502,988
Series 2020C
02/01/2040	2.500%	4,285,000	3,379,885
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2038	4.000%	390,000	396,448
02/01/2041	4.000%	635,000	640,858
Total			16,344,267
Local General Obligation 25.0%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	4,343,414
Series 2018A
02/01/2039	4.000%	8,905,000	9,262,931
Becker Independent School District No. 726(g)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	772,953
02/01/2038	0.000%	1,335,000	740,838
02/01/2039	0.000%	1,150,000	608,263
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	962,492
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,220,319
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	4,994,779
Centennial Independent School District No. 12(g)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	875,813
02/01/2033	0.000%	750,000	512,567
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,302,619
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,589,025
County of Hennepin
Unlimited General Obligation Bonds
Series 2020A
12/01/2037	5.000%	385,000	442,820
12/01/2038	5.000%	2,700,000	3,100,041
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	1,006,551
02/01/2040	3.000%	1,000,000	960,812
02/01/2041	3.000%	1,230,000	1,154,190
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,568,387
Duluth Independent School District No. 709(g)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	728,242
02/01/2033	0.000%	1,075,000	691,364
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,751,779

Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	5,730,041
Hastings Independent School District No. 200(g)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	945,863
02/01/2033	0.000%	2,140,000	1,484,907
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,287,928
12/01/2038	5.000%	3,965,000	4,468,988
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,018,786
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,097,227
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	1,988,679
02/01/2039	2.250%	2,580,000	2,006,699
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	533,064
02/01/2031	5.000%	1,140,000	1,215,072
Mankato Independent School District No. 77
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2036	4.000%	585,000	620,522
Maple River Independent School District No. 2135
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2050	4.000%	3,230,000	3,304,262
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,256,260
02/01/2040	3.000%	2,515,000	2,312,481
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Council
Unlimited General Obligation Bonds
GAN Series 2021C
12/01/2027	5.000%	5,000,000	5,640,465
12/01/2029	5.000%	16,725,000	19,367,037
Metropolitan Council(f)
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2040	4.000%	3,275,000	3,439,229
03/01/2041	4.000%	3,410,000	3,574,966
03/01/2042	4.000%	3,550,000	3,707,306
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,038,354
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	5,051,871
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,659,704
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,855,280
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	6,105,134
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,115,744
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,145,254
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,326,015

6	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,893,102
02/01/2036	3.000%	1,000,000	951,291
02/01/2037	3.000%	1,035,000	971,654
Sartell-St. Stephen Independent School District No. 748(g)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,116,341
02/01/2033	0.000%	2,585,000	1,758,528
02/01/2034	0.000%	1,500,000	976,138
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,856,434
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	455,061
02/01/2034	4.000%	325,000	328,607
Watertown-Mayer Independent School District No. 111(g)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,523,977
02/01/2039	0.000%	2,175,000	1,137,258
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	693,260
02/01/2036	3.000%	470,000	464,330
02/01/2037	3.000%	500,000	491,147
02/01/2038	3.000%	1,000,000	977,132
02/01/2039	3.000%	1,000,000	970,389
Total			176,451,986
Multi-Family 2.7%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,503,467
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,390,299
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	5,000,000	4,290,873
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,084,147
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	5,000,000	4,207,110
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,478,140
Total			18,954,036
Municipal Power 1.5%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,045,308
12/01/2028	4.000%	950,000	991,391
Guam Power Authority(f)
Refunding Revenue Bonds
Series 2022A
10/01/2044	5.000%	3,000,000	3,141,041
Puerto Rico Electric Power Authority(d),(h)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	960,000
Series 2012A
07/01/2042	0.000%	5,050,000	4,822,750
Total			10,960,490
Nursing Home 2.9%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	453,136
09/01/2052	5.000%	1,500,000	1,310,294
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,460,387

Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,249,451
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,780,702
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,569,208
07/01/2041	4.000%	3,755,000	3,368,110
Housing & Redevelopment Authority of The City of St. Paul(e)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	835,371
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,200,571
05/01/2048	5.125%	6,250,000	6,157,288
Total			20,384,518
Other Bond Issue 0.7%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	101,254
06/01/2028	4.000%	170,000	171,042
06/01/2029	4.000%	165,000	165,331
06/01/2030	4.000%	125,000	124,743
06/01/2031	4.000%	100,000	99,184
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	436,989
08/01/2033	3.000%	500,000	431,660
08/01/2034	3.125%	850,000	736,017
08/01/2035	3.125%	800,000	686,907
Series 2020A
12/01/2036	5.000%	1,580,000	1,691,352
Total			4,644,479
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.7%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	899,868
10/01/2032	4.000%	800,000	820,746
10/01/2033	4.000%	655,000	670,360
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,376,494
St. Paul Port Authority(c)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	1,008,223
Total			4,775,691
Prepaid Gas 0.7%
Minnesota Municipal Gas Agency
Revenue Bonds
Series 2022A (Mandatory Put 12/01/27)
12/01/2052	4.000%	5,000,000	5,161,390
Refunded / Escrowed 3.2%
City of Rochester
Prerefunded 07/01/23 Revenue Bonds
Olmsted Medical Center Project
Series 2013
07/01/2024	5.000%	300,000	309,541
07/01/2027	5.000%	245,000	252,792
07/01/2028	5.000%	225,000	232,156
07/01/2033	5.000%	650,000	670,673
Goodhue County Education District No. 6051
Prerefunded 02/01/24 Certificate of Participation
Series 2014
02/01/2034	5.000%	1,200,000	1,252,328
02/01/2039	5.000%	1,300,000	1,356,689
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	4,954,160
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,708,329
11/15/2044	5.000%	1,000,000	1,083,332
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,041,031

8	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	329,624
10/01/2026	5.000%	280,000	283,984
10/01/2027	5.000%	200,000	202,846
St. Paul Port Authority(c)
Prerefunded 08/01/22 Revenue Bonds
Energy Park Utility Co. Project
Series 2012
08/01/2028	5.450%	250,000	252,361
08/01/2036	5.700%	1,250,000	1,262,562
University of Minnesota
Prerefunded 08/01/23 Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,178,038
Western Minnesota Municipal Power Agency
Prerefunded 01/01/24 Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,044,167
Total			22,414,613
Retirement Communities 4.8%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	940,100
11/01/2046	5.000%	1,500,000	1,378,955
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,750,379
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	406,324
09/01/2061	4.000%	870,000	681,462
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2035	5.750%	1,500,000	1,205,206
07/01/2050	6.125%	2,500,000	1,895,727
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	410,050
08/01/2048	4.000%	500,000	384,397
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,069,966
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	889,086
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,062,050
10/01/2047	5.000%	2,000,000	2,071,073
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,352,829
08/01/2053	5.000%	600,000	527,154
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	2,158,509
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,741,421
09/01/2042	5.000%	875,000	819,755
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,394,693
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	269,472
09/01/2037	4.250%	300,000	294,350
09/01/2042	5.000%	1,000,000	1,009,330
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	153,557
08/01/2034	5.000%	125,000	127,818
08/01/2035	5.000%	140,000	142,993
08/01/2054	5.000%	1,625,000	1,630,419

Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency(e)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,500,943
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,899,469
Total			34,167,487
Sales Tax 1.5%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,317,586
Commonwealth of Puerto Rico(g),(h)
Revenue Notes
Subordinated Series 2022
11/01/2043	0.000%	924,532	480,757
Puerto Rico Sales Tax Financing Corp.(g),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	24,501,000	6,879,420
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,000,000	2,049,920
Total			10,727,683
Single Family 3.2%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	175,000	175,050
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,720,000	1,385,803
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	726,255	721,167
06/01/2049	3.150%	879,045	867,421
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	2,261,816	2,211,834
Series 2019F
07/01/2044	2.750%	1,550,000	1,446,053
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020B (GNMA)
01/01/2044	2.800%	2,785,000	2,699,645
Series 2020E (GNMA)
07/01/2044	2.700%	1,360,000	1,122,318
Series 2021B (GNMA)
07/01/2046	2.450%	2,530,000	2,006,384
07/01/2051	2.500%	3,460,000	2,659,454
Social Bonds
Series 2021F
07/01/2046	2.400%	4,430,000	3,478,202
Series 2021H
01/01/2046	2.550%	2,740,000	2,222,903
Series 2022A (GNMA)
07/01/2042	2.750%	2,250,000	1,904,535
Total			22,900,769
Special Non Property Tax 0.2%
Puerto Rico Highway & Transportation Authority(d),(h)
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	2,000,000	1,200,000
State Appropriated 4.2%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,013,838
03/01/2028	5.000%	3,000,000	3,008,210
03/01/2029	5.000%	4,250,000	4,261,566
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,129,594
University of Minnesota
Refunding Revenue Bonds
State Supported Biomedical Science Research Facilities Funding Program
Series 2021
08/01/2034	5.000%	3,780,000	4,518,923
08/01/2035	5.000%	1,750,000	2,110,863
08/01/2036	5.000%	570,000	693,418
State Supported Stadium Debt
Series 2015
08/01/2027	5.000%	1,185,000	1,268,715
Total			30,005,127
State General Obligation 5.9%
Commonwealth of Puerto Rico(g),(h)
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	95,247	86,601

10	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Puerto Rico(h)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	595,264	650,116
07/01/2033	4.000%	185,161	171,709
07/01/2035	4.000%	166,435	153,853
07/01/2037	4.000%	142,845	128,344
07/01/2041	4.000%	194,215	174,429
07/01/2046	4.000%	641,981	562,294
State of Minnesota
Unlimited General Obligation Bonds
Bidding Group 2
Series 2021A
09/01/2038	4.000%	10,000,000	10,536,683
Series 2018A
08/01/2031	5.000%	5,000,000	5,667,952
08/01/2033	5.000%	7,500,000	8,479,765
Series 2020A
08/01/2036	5.000%	5,000,000	5,730,550
08/01/2038	5.000%	5,000,000	5,715,334
Series 2021B
09/01/2040	2.000%	5,000,000	3,681,964
Total			41,739,594
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Loan 0.3%
Minnesota Office of Higher Education(c)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	2,210,000	1,901,723
Total Municipal Bonds (Cost $754,077,035)			710,080,891

Money Market Funds 0.8%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.318%(i)	265,602	265,576
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(i)	5,117,807	5,117,807
Total Money Market Funds (Cost $5,383,409)		5,383,383
Total Investments in Securities (Cost: $759,860,444)		715,864,273
Other Assets & Liabilities, Net		(8,684,963)
Net Assets		707,179,310

At April 30, 2022, securities and/or cash totaling $1,754,399 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(516)	06/2022	USD	(61,484,625)	1,327,153	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2022, the total value of these securities amounted to $9,532,750, which represents 1.35% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $6,863,784, which represents 0.97% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2022, the total value of these securities amounted to $18,320,193, which represents 2.59% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2022 (Unaudited)
Abbreviation Legend
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT199_07_M01_(06/22)